SHARE CAPITAL	3 Months Ended
Mar. 31, 2019
Share Capital [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

Authorized

•	Unlimited number of Common Shares without par value
•	Unlimited number of preferred shares without par value, issuable in series

Issued

•	142,861,436 Common Shares (December 31, 2018 – 141,443,116)
•	Nil preferred shares (December 31, 2018 - Nil)

During the three months ended March 31, 2019 the outstanding share capital increased by 1,418,320 Common Shares due to the following transactions:

•	A total of 1,063,320 stock options were exercised ranging in exercise price from $0.175 to $1.51 for gross proceeds of $784,608. A total of 355,000 restricted share units vested and were settled.

Escrowed Common Shares

The shares issued as part of the purchase price of Verd
é
lite are subject to an Escrow Agreement. Under the agreement, 50% of the shares issued to the prior owners of Verd
é
lite remain in escrow until May 1, 2019. As at March 31, 2019, 4,955,947 Common Shares (December 31, 2018 – 4,955,947) were held in escrow. Subsequent to March 31, 2019, the Common Shares were released from escrow (see Note 20).

Share based payments

The Board of Directors has the discretion to determine to whom options will be granted, the number and exercise price of such options and the terms and time frames in which the options will vest and be exercisable. The exercise price of the options must be no less than the closing market price of the Common Shares on the day preceding the grant.

		Weighted Average
	Number of Options	Exercise Price
		$
Balance at December 31, 2017	9,861,114	1.76
Granted	2,811,000	4.16
Forfeited	(1,367,708)	3.62
Exercised	(1,410,195)	0.85
Balance at December 31, 2018	9,894,211	2.31
Granted	468,000	3.53
Forfeited	(459,178)	0.74
Exercised	(1,063,320)	3.54
Balance at March 31, 2019	8,839,713	2.50

During the three month period ended March 31, 2019, the Company granted
468,000 stock options to employees and consultants. The stock options granted had exercise prices between $2.83 and $3.93, have expiry dates of five years and vest over three years. The weighted average fair value of the stock options granted was $3.53. The weighted average trading share price of the options exercised during the three months ended March 31, 2019 was $3.44.

The fair values of the options granted during the three month periods ended March 31, 2019 and 2018 were determined on the date of the grant using the Black-Scholes option pricing model with the following assumptions:

	March 31	March 31
	2019	2018
Risk free interest rate	1.54% - 1.85%	1.73 - 1.99
Expected life of options (years)	2.75	3.00
Expected annualized volatility	103.86%- 105.68%	80%
Expected dividend yield	Nil	Nil
Weighted average Black-Scholes value of each option	$2.20	$3.01

Volatility was determined by using the historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

Incentive stock options outstanding and exercisable at March 31, 2019 are summarized as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Range of		Remaining	average		average
exercise		contractual	exercise		exercise
prices	Quantity	life (years)	price	Quantity	price
$			$		$
0.175 - 0.43	310,000	1.77	0.36	310,000	0.36
0.44 - 0.50	1,500,000	1.07	0.45	1,500,000	0.45
0.51 - 0.94	996,197	2.50	0.72	917,028	0.72
0.95 - 1.25	838,890	3.17	1.21	505,418	1.20
1.26 - 1.49	321,251	3.21	1.43	142,783	1.42
1.50 - 3.40	1,499,875	4.37	2.98	442,625	2.88
3.41 - 4.23	657,250	4.70	3.77	140,250	3.83
4.24 - 4.25	2,001,250	3.73	4.25	1,028,750	4.25
4.26 - 5.44	365,000	4.36	4.62	97,500	4.66
5.45 - 6.68	350,000	3.91	5.69	175,000	5.69
	8,839,713	3.21	2.50	5,259,354	1.88

The Company recorded share-based compensation expense related to the incentive stock options of $1,837,577 for the three months ended March 31, 2019 (March 31, 2018 – $1,470,224). The expense has been charged to the consolidated statements of loss and comprehensive loss.

Restricted share units

The Board of Directors has the discretion to determine to whom restricted share units (“RSUs”) will be granted, the number granted, and the terms and time frames in which the RSUs will vest and be settled.

		Weighted average
	Number of	fair value per
	RSUs	unit at issue
		$
Balance at December 31, 2017	825,000	3.73
Granted	5,000	5.67
Balance at December 31, 2018	830,000	3.74
Settled	(355,000)	4.27
Balance at March 31, 2019	475,000	3.36

The Company recorded share-based compensation expense related to the RSUs of $185,037 for the three months ended March 31, 2019 (March 31, 2018 – $483,823) to the consolidated statement of loss and comprehensive loss.